Income and other taxes - Net deferred income tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	$ (221,682)	$ (164,091)	$ (153,639)
Deferred tax assets	59,532	102,341	137,341
Deferred tax liabilities	(281,214)	(266,432)	$ (290,980)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(425,743)	(399,391)
Deferred tax assets	(212,087)	(189,368)
Deferred tax liabilities	(213,656)	(210,023)
Repatriation taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(94,446)	(87,239)
Deferred tax assets	0	0
Deferred tax liabilities	(94,446)	(87,239)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(14,930)	(11,670)
Deferred tax assets	(6,700)	(3,740)
Deferred tax liabilities	(8,230)	(7,930)
Temporary differences including temporary differences with liability balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(535,119)	(498,300)
Deferred tax assets	(218,787)	(193,108)
Deferred tax liabilities	(316,332)	(305,192)
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	233,237	244,576
Deferred tax assets	233,237	244,576
Deferred tax liabilities	0	0
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	10,908	19,920
Deferred tax assets	1,170	2,946
Deferred tax liabilities	9,738	16,974
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	69,292	69,713
Deferred tax assets	43,912	47,927
Deferred tax liabilities	25,380	21,786
Temporary differences including temporary differences with asset balances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	313,437	334,209
Deferred tax assets	278,319	295,449
Deferred tax liabilities	$ 35,118	$ 38,760